Related party transactions - Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Carrying amount	€ 5,576	€ 4,277
Share of results	22	12	€ 12
Dividend income	5	6	1
Share of shareholders' equity	233	165	145
Sales	115	153	167
Purchases	(177)	(193)	(159)
Trade receivables	31	22	58
Trade payables	(26)	(38)	€ (32)
Nokia Unterstutzungsgesellschaft mbH
Related party transactions
Carrying amount	€ 43	69
Interest rate (as percentage)	6.00%
Notice period	90 days
Associates
Related party transactions
Financing commitments	€ 6	€ 10